Provisions	12 Months Ended
Jun. 30, 2018
Samarco dam failure [member]
Provisions

3    Significant events – Samarco dam failure

On 5 November 2015, the Samarco Mineração S.A. (Samarco) iron ore operation in Minas Gerais, Brazil, experienced a tailings dam failure that resulted in a release of mine tailings, flooding the communities of Bento Rodrigues, Gesteira and Paracatu and impacting other communities downstream (the Samarco dam failure). Refer to section 1.8 ‘Samarco’.

Samarco is jointly owned by BHP Billiton Brasil Ltda (BHP Billiton Brasil) and Vale S.A. (Vale). BHP Billiton Brasil’s 50 per cent interest is accounted for as an equity accounted joint venture investment. BHP Billiton Brasil does not separately recognise its share of the underlying assets and liabilities of Samarco, but instead records the investment as one line on the balance sheet. Each period, BHP Billiton Brasil recognises its 50 per cent share of Samarco’s profit or loss and adjusts the carrying value of the investment in Samarco accordingly. Such adjustment continues until the investment carrying value is reduced to US$ nil, with any additional share of Samarco losses only recognised to the extent that BHP Billiton Brasil has an obligation to fund the losses, or when future investment funding is provided. After applying equity accounting, any remaining carrying value of the investment is tested for impairment.

Any charges relating to the Samarco dam failure incurred directly by BHP Billiton Brasil or other BHP entities are recognised 100 per cent in the Group’s results.

The financial impacts of the Samarco dam failure on the Group’s income statement, balance sheet and cash flow statement for the year ended 30 June 2018 are shown in the table below and have been treated as an exceptional item. The table below does not include BHP Billiton Brasil’s share of the results of Samarco prior to the Samarco dam failure, which is disclosed in note 28 ‘Investments accounted for using the equity method’, along with the summary financial information related to Samarco as at 30 June 2018.

Financial impacts of Samarco dam failure	2018	2017	2016
	US$M	US$M	US$M
Income statement
Expenses excluding net finance costs:
Costs incurred directly by BHP Billiton Brasil and other BHP entities in relation to the Samarco dam failure (1)(2)	(57)	(82)	(70)
Loss from equity accounted investments, related impairments and expenses:
Share of loss relating to the Samarco dam failure (2)(3)	(80)	(134)	(655)
Impairment of the carrying value of the investment in Samarco (3)	–	–	(525)
Samarco dam failure provision (2)(3)	(429)	(38)	(1,200)

Loss from operations	(566)	(254)	(2,450)
Net finance costs	(84)	(127)	–

Loss before taxation	(650)	(381)	(2,450)
Income tax benefit	–	–	253

Loss after taxation	(650)	(381)	(2,197)

Balance sheet movement
Trade and other payables	4	(3)	(11)
Investments accounted for using the equity method	–	–	(1,180)
Deferred tax assets	–	–	(158)
Provisions	(228)	143	(1,200)
Deferred tax liabilities	–	–	411

Net (liabilities)/assets	(224)	140	(2,138)

		2018		2017		2016
		US$M		US$M		US$M
Cash flow statement
Loss before taxation		(650)		(381)		(2,450)
Adjustments for:
Share of loss relating to the Samarco dam failure (2)(3)	80		134		655
Impairment of the carrying value of the investment in Samarco (3)	–		–		525
Samarco dam failure provision (2)(3)	429		38		1,200
Net finance costs (2)	84		127		–
Changes in assets and liabilities:
Trade and other payables	(4)		3		11

Net operating cash flows		(61)		(79)		(59)

Net investment and funding of equity accounted investments (4)		(365)		(442)		–

Net investing cash flows		(365)		(442)		–

Net decrease in cash and cash equivalents		(426)		(521)		(59)

(1)	Includes legal and advisor costs incurred.

(2)

Financial impacts of US$(650) million from the Samarco dam failure relates to US$(80) million share of loss from US$(80) million funding provided during the period, US$(57) million direct costs incurred by BHP Billiton Brasil Ltda and other BHP entities, US$(84) million amortisation of discounting impacting net finance costs, US$(560) million change in estimate and US$131 million exchange translation.

(3)

At 30 June 2016, BHP Billiton Brasil Ltda adjusted its investment in Samarco to US$ nil (resulting from US$(655) million share of loss from Samarco and US$(525) million impairment) and recognised a provision of US$(1,200) million for obligations under the Framework Agreement. US$(572) million of the US$(1,200) million provision represents an additional share of loss from Samarco with the remaining US$(628) million recognised as provision expense.

(4)

Includes US$(80) million funding provided during the period and US$(285) million utilisation of the Samarco dam failure provision, of which US$(281) million allowed for the continuation of reparatory and compensatory programs in relation to the Framework Agreement and a further US$(4) million for dam stabilisation and expert costs.

Equity accounted investment in Samarco

BHP Billiton Brasil’s investment in Samarco remains at US$ nil. BHP Billiton Brasil provided US$80 million funding under a working capital facility during the period and recognised additional share of losses of US$80 million. No dividends have been received by BHP Billiton Brasil from Samarco during the period. Samarco currently does not have profits available for distribution and is legally prevented from paying previously declared and unpaid dividends.

Provision for Samarco dam failure

		2018		2017
		US$M		US$M
At the beginning of the financial year		1,057		1,200
Movement in provision		228		(143)
Comprising:
Utilised	(285)		(308)
Adjustments charged to the income statement:
Change in estimate	560		60
Amortisation of discounting impacting net finance costs	84		127
Exchange translation	(131)		(22)

At the end of the financial year		1,285		1,057

Comprising:
Current		313		310
Non-current		972		747

At the end of the financial year		1,285		1,057

Dam failure provisions and contingencies

As at 30 June 2018, BHP Billiton Brasil has identified provisions and contingent liabilities arising as a consequence of the Samarco dam failure as follows:

Environment and socio-economic remediation

Framework Agreement

On 2 March 2016, BHP Billiton Brasil, together with Samarco and Vale, entered into a Framework Agreement with the Federal Government of Brazil, the states of Espírito Santo and Minas Gerais and certain other public authorities to establish a foundation (Fundação Renova) that will develop and execute environmental and socio-economic programs (Programs) to remediate and provide compensation for damage caused by the Samarco dam failure. A committee (Interfederative Committee) comprising representatives from the Brazilian Federal and State Governments, local municipalities, environmental agencies, impacted communities and Public Defence Office oversees the activities of the Fundação Renova in order to monitor, guide and assess the progress of actions agreed in the Framework Agreement.

The term of the Framework Agreement is 15 years, renewable for periods of one year successively until all obligations under the Framework Agreement have been performed. Under the Framework Agreement, Samarco is responsible for funding Fundação Renova’s annual calendar year budget for the duration of the Framework Agreement. The funding amounts for each calendar year will be dependent on the remediation and compensation projects to be undertaken in a particular year. Annual contributions may be reviewed under the Framework Agreement. To the extent that Samarco does not meet its funding obligations under the Framework Agreement, each of Vale and BHP Billiton Brasil has funding obligations under the Framework Agreement in proportion to its 50 per cent shareholding in Samarco.

On 29 June 2018, BHP Billiton Brasil announced funding of US$158 million to support Fundação Renova for the six months to 31 December 2018, in the event Samarco does not meet its funding obligations under the Framework Agreement. Any support to Fundação Renova provided by BHP Billiton Brasil will be offset against the provision for the Samarco dam failure.

On 25 June 2018 a Governance Agreement (defined below) was entered into providing for the settlement of the R$20 billion (approximately US$5.2 billion) public civil claim, suspension of the R$155 billion (approximately US$40 billion) Federal Public Prosecution Office claim for 24 months, partial ratification of the Framework Agreement and a formal declaration that the Framework Agreement remains valid for the signing parties. On 8 August 2018 the 12th Federal Court of Minas Gerais ratified the Governance Agreement.

Mining and processing operations remain suspended following the dam failure. Samarco is currently progressing plans to resume operations, however significant uncertainties surrounding the nature and timing of ongoing future operations remain. In light of these uncertainties and based on currently available information, at 30 June 2018, BHP Billiton Brasil’s provision for its obligations under the Framework Agreement is US$1.3 billion before tax and after discounting (30 June 2017: US$1.1 billion).

Key judgements and estimates

The measurement of the provision requires the use of significant judgements, estimates and assumptions.

The provision reflects the estimated remaining costs to complete Programs under the Framework Agreement, of which 65 per cent are expected to be incurred by December 2020.

The provision may be affected by factors including, but not limited to:

•

potential changes in scope of work and funding amounts required under the Framework Agreement including the impact of the decisions of the Interfederative Committee along with further technical analysis and community participation required under the Preliminary Agreement and Governance Agreement;

•	the outcome of ongoing negotiations with State and Federal Prosecutors;
•	actual costs incurred;
•	resolution of uncertainty in respect of operational restart;
•	updates to discount and foreign exchange rates;
•	resolution of existing and potential legal claims;
•	the status of the Framework Agreement and the renegotiation process established in the Governance Agreement.

Given these factors, future actual expenditures may differ from the amounts currently provided and changes to key assumptions and estimates could result in a material impact to the provision in future reporting periods.

Preliminary Agreement

On 18 January 2017, BHP Billiton Brasil, together with Samarco and Vale, entered into a Preliminary Agreement with the Federal Prosecutors’ Office in Brazil, which outlines the process and timeline for further negotiation towards a settlement regarding the R$20 billion (approximately US$5.2 billion) public civil claim and R$155 billion (approximately US$40 billion) Federal Public Prosecution Office claim relating to the dam failure.

The Preliminary Agreement provides for the appointment of experts to advise the Federal Prosecutors in relation to social and environmental remediation and the assessment and monitoring of programs under the Framework Agreement. The expert advisors’ conclusions are not binding on BHP Billiton Brasil, Samarco or Vale but will be considered in the negotiation of a final settlement arrangement with the Federal Prosecutors.

Under the Preliminary Agreement, BHP Billiton Brasil, Samarco and Vale agreed interim security (Interim Security) comprising R$1.3 billion (approximately US$335 million) in insurance bonds, R$100 million (approximately US$25 million) in liquid assets, a charge of R$800 million (approximately US$210 million) over Samarco’s assets, and R$200 million (approximately US$50 million) to be allocated within the next four years through existing Framework Agreement programs in the Municipalities of Barra Longa, Rio Doce, Santa Cruz do Escalvado and Ponte Nova.

On 24 January 2017, BHP Billiton Brasil, Samarco and Vale provided the Interim Security to the Court, which was to remain in place until the earlier of 30 June 2017 and the date that a final settlement arrangement was agreed between the Federal Prosecutors, and BHP Billiton Brasil, Vale and Samarco. Following a series of extensions, on 25 June 2018, the parties reached an agreement in the form of the Governance Agreement (summarised below).

Governance Agreement

On 25 June 2018, BHP Billiton Brasil, Samarco, Vale, the other parties to the Framework Agreement, the Public Prosecutors Office and the Public Defence Office agreed an arrangement which settles the R$20 billion (approximately US$5.2 billion) public civil claim, enhances community participation in decisions related to Programs under the Framework Agreement and establishes a process to renegotiate the Programs over two years to progress settlement of the R$155 billion (approximately US$40 billion) Federal Public Prosecution Office claim (Governance Agreement).

Renegotiation of the Programs will be based on certain agreed principles such as full reparation consistent with Brazilian law, the requirement for a technical basis for any proposed changes, consideration of findings from experts appointed by BHP Billiton Brasil, Samarco and Vale, consideration of findings from experts appointed by Prosecutors and consideration of feedback from impacted communities. During the renegotiation period and up until revisions to the Programs are agreed, the Fundação Renova will continue to implement the Programs in accordance with the terms of the Framework Agreement and the Governance Agreement.

The Governance Agreement was ratified by the 12th Federal Court of Minas Gerais on 8 August 2018 settling the R$20 billion (approximately US$5.2 billion) public civil claim and suspending the R$155 billion (approximately US$40 billion) Federal Public Prosecution Office claim for a period of two years from the date of ratification.

Interim Security provided under the Preliminary Agreement is maintained for a period of 30 months under the Governance Agreement, after which BHP Billiton Brasil, Vale and Samarco will be required to provide security of an amount equal to the Fundação Renova’s annual budget up to a limit of R$2.2 billion (approximately US$570 million).

Legal

The following matters are disclosed as contingent liabilities and given the status of proceedings it is not possible to provide a range of possible outcomes or a reliable estimate of potential future exposures for BHP, unless otherwise stated. Ultimately, all the legal matters disclosed as contingent liabilities could have a material adverse impact on BHP’s business, competitive position, cash flows, prospects, liquidity and shareholder returns.

Public civil claim

Among the claims brought against BHP Billiton Brasil was a public civil claim commenced by the Federal Government of Brazil, states of Espírito Santo, Minas Gerais and other public authorities on 30 November 2015, seeking the establishment of a fund of up to R$20 billion (approximately US$5.2 billion) in aggregate for clean-up costs and damages.

Ratification of the Governance Agreement on 8 August 2018 settled this public civil claim, including a R$1.2 billion (approximately US$310 million) injunction order.

Federal Public Prosecution Office claim

BHP Billiton Brasil is among the defendants named in a claim brought by the Federal Public Prosecution Office on 3 May 2016, seeking R$155 billion (approximately US$40 billion) for reparation, compensation and moral damages in relation to the Samarco dam failure.

The 12th Federal Court previously suspended the Federal Public Prosecution Office claim, including a R$7.7 billion (approximately US$2 billion) injunction request. Suspension of the claim continues for a period of two years from the date of ratification of the Governance Agreement on 8 August 2018.

United States class action complaint

In February 2016, a putative class action complaint (Complaint) was filed in the U.S. District Court for the Southern District of New York on behalf of purchasers of American Depositary Receipts (Plaintiffs) of BHP Billiton Limited and BHP Billiton Plc (Defendants) between 25 September 2014 and 30 November 2015 against BHP Billiton Limited and BHP Billiton Plc and certain of its current and former executive officers and directors.

Claims against current and former executive officers were subsequently dismissed. On 6 August 2018 the parties reached an in-principle settlement agreement of US$50 million to resolve all claims with no admission of liability by the Defendants. The agreement is subject to Court Approval. BHP expects to recover the majority of the settlement payment under its external insurance arrangements (refer BHP Insurance below).

United States class action complaint – Samarco bond holders

On 14 November 2016, a putative class action complaint (Complaint) was filed in the U.S. District Court for the Southern District of New York on behalf of all purchasers of Samarco’s ten-year bond notes (Plaintiff) due 2022-2024 between 31 October 2012 and 30 November 2015 against Samarco and the former chief executive officer of Samarco (Defendants).

The Complaint was subsequently amended to include BHP Billiton Limited, BHP Billiton Plc, BHP Billiton Brasil Ltda, Vale S.A. and officers of Samarco, including four of Vale S.A. and BHP Billiton Brasil Ltda’s nominees to the Samarco Board (Defendants). On 5 April 2017, the Plaintiff dismissed the claims against the individuals. The remaining corporate defendants filed a joint motion to dismiss the Plaintiff’s Complaint on 26 June 2017.

On 7 March 2018, the District Court granted the Defendants’ motion to dismiss the Complaint, however, the District Court granted the Plaintiff leave to file a second amended Complaint, which it did on 21 March 2018. On 21 May 2018, the Defendants moved to dismiss the Complaint. The Defendants’ motion is pending before the District Court. The amount of damages sought by the Plaintiff on behalf of the putative class is unspecified.

Australian class action complaint

On 31 May 2018, a shareholder class action was filed in the Federal Court of Australia against BHP Billiton Ltd on behalf of persons who, during the period from 21 October 2013 to 9 November 2015, acquired BHP Billiton Ltd shares on the Australian Securities Exchange or BHP Billiton Plc shares on the London Stock Exchange or Johannesburg Stock Exchange.

On 31 August 2018, an additional shareholder class action that makes similar allegations was filed in the Federal Court of Australia against BHP Billiton Ltd on behalf of persons who, during the period from 27 August 2014 to 9 November 2015, entered into a contract to acquire BHP Billiton Ltd shares on the Australian Securities Exchange or BHP Billiton Plc shares on the London Stock Exchange or Johannesburg Stock Exchange.

Orders have been made for the Court to consider how to manage the competing shareholder class actions on 29 October 2018.

The amount of damages sought in both class actions is unspecified.

Criminal charges

The Federal Prosecutors’ Office has filed criminal charges against BHP Billiton Brasil, Samarco and Vale and certain employees and former employees of BHP Billiton Brasil (Affected Individuals) in the Federal Court of Ponte Nova, Minas Gerais. On 3 March 2017, BHP Billiton Brasil filed its preliminary defences. BHP Billiton Brasil rejects outright the charges against the company and the Affected Individuals and will defend the charges and fully support each of the Affected Individuals in their defence of the charges.

Other claims

The civil public actions filed by State Prosecutors in Minas Gerais (claiming damages of approximately R$7.5 billion, US$2 billion), State Prosecutors in Espírito Santo (claiming damages of approximately R$2 billion, US$520 million), and public defenders in Minas Gerais (claiming damages of approximately R$10 billion, US$2.6 billion), have been consolidated before the 12th Federal Court and suspended. The Governance Agreement provides for a process to review whether these civil public claims should be terminated or suspended.

BHP Billiton Brasil is among the companies named as defendants in a number of legal proceedings initiated by individuals, non-governmentalorganisations (NGOs), corporations and governmental entities in Brazilian Federal and State courts following the Samarco dam failure. The other defendants include Vale, Samarco and Fundação Renova. The lawsuits include claims for compensation, environmental rehabilitation and violations of Brazilian environmental and other laws, among other matters. The lawsuits seek various remedies including rehabilitation costs, compensation to injured individuals and families of the deceased, recovery of personal and property losses, moral damages and injunctive relief. In addition, government inquiries and investigations relating to the Samarco dam failure have been commenced by numerous agencies of the Brazilian government and are ongoing.

Additional lawsuits and government investigations relating to the Samarco dam failure could be brought against BHP Billiton Brasil and possibly other BHP entities in Brazil or other jurisdictions.

BHP insurance

BHP has various third party liability insurances for claims related to the Samarco dam failure made directly against BHP Billiton Brasil or other BHP entities, their directors and officers, including class actions. External insurers have been advised of the Samarco dam failure, the third party claims and the class actions referred to above and formal claims have been prepared and submitted. As noted above, BHP expects to recover the majority of the settlement payment relating to the United States class action complaint under its external insurance arrangements.

At 30 June 2018, an insurance receivable has not been recognised for any potential recoveries in respect of ongoing matters.

Commitments

Under the terms of the Samarco joint venture agreement, BHP Billiton Brasil does not have an existing obligation to fund Samarco. For the year ended 30 June 2018, BHP Billiton Brasil has provided US$80 million funding to support Samarco’s operations and a further US$4 million for dam stabilisation and prosecutor experts costs, with undrawn amounts of US$16 million expiring as at 30 June 2018. On 29 June 2018, BHP Billiton Brasil made available a new short-term facility of up to US$53 million to carry out remediation and stabilisation work and support Samarco’s operations. Funds will be released to Samarco only as required and subject to the achievement of key milestones with amounts undrawn expiring at 31 December 2018.

Any additional requests for funding or future investment provided would be subject to a future decision, accounted for at that time.

The following section includes disclosure required by IFRS of Samarco Mineração S.A.’s provisions, contingencies and other matters arising from the dam failure.

Samarco

Dam failure related provisions and contingencies

As at 30 June 2018, Samarco has identified provisions and contingent liabilities arising as a consequence of the Samarco dam failure as follows:

Environment and socio-economic remediation

Framework Agreement

On 2 March 2016, Samarco, together with Vale and BHP Billiton Brasil, entered into a Framework Agreement with the Federal Government of Brazil, the states of Espírito Santo and Minas Gerais and certain other public authorities to establish a foundation (Fundação Renova) that will develop and execute environmental and socio-economic programs (Programs) to remediate and provide compensation for damage caused by the Samarco dam failure. A committee (Interfederative Committee) comprising representatives of the Brazilian Federal and State Governments, local municipalities, environmental agencies, impacted communities and Public Defence Office oversees the activities of the Fundação Renova in order to monitor, guide and assess the progress of actions agreed in the Framework Agreement.

The term of the Framework Agreement is 15 years, renewable for periods of one year successively until all obligations under the Framework Agreement have been performed. Under the Framework Agreement, Samarco is responsible for funding Fundação Renova’s annual calendar year budget for the duration of the Framework Agreement. The funding amounts for each calendar year will be dependent on the remediation and compensation projects to be undertaken in a particular year. Annual contributions may be reviewed under the Framework Agreement. It is expected that approximately 65 per cent of the remaining estimated total costs to complete Programs under the Framework Agreement will be incurred by December 2020.

On 25 June 2018 a Governance Agreement (defined below), was entered into providing for the settlement of the R$20 billion (approximately US$5.2 billion) public civil claim, suspension of the R$155 billion (approximately US$40 billion) Federal Public Prosecution Office claim for 24 months, partial ratification of the Framework Agreement and a formal declaration that the Framework Agreement remains valid for the signing parties. On 8 August 2018 the 12th Federal Court of Minas Gerais ratified the Governance Agreement.

As at 30 June 2018, Samarco has a provision of US$2.6 billion before tax and after discounting (30 June 2017: US$2.1 billion), in relation to its obligations under the Framework Agreement based on currently available information.

The measurement of the provision requires the use of significant judgements, estimates and assumptions which may be affected by factors including, but not limited to:

•

potential changes in scope of work and funding amounts required under the Framework Agreement including the impact of the decisions of the Interfederative Committee along with further technical analysis and community participation required under the Preliminary Agreement and Governance Agreement;

•	the outcome of ongoing negotiations with State and Federal Prosecutors;
•	actual costs incurred;
•	updates to discount and foreign exchange rates;
•	resolution of existing and potential legal claims;
•	the status of the Framework Agreement and the renegotiation process established in the Governance Agreement.

Given these factors, future actual expenditures may differ from the amounts currently provided and changes to key assumptions and estimates could result in a material impact to the provision in future reporting periods.

Preliminary Agreement

On 18 January 2017, Samarco, together with Vale and BHP Billiton Brasil, entered into a Preliminary Agreement with the Federal Prosecutors’ Office in Brazil, which outlines the process and timeline for further negotiation towards a settlement regarding the R$20 billion (approximately US$5.2 billion) public civil claim and R$155 billion (approximately US$40 billion) Federal Public Prosecution Office claim relating to the dam failure.

The Preliminary Agreement provides for the appointment of experts to advise the Federal Prosecutors in relation to social and environmental remediation and the assessment and monitoring of programs under the Framework Agreement. The expert advisors’ conclusions are not binding on Samarco, Vale or BHP Billiton Brasil but will be considered in the negotiation of a final settlement arrangement with the Federal Prosecutors.

Under the Preliminary Agreement, Samarco, Vale and BHP Billiton Brasil agreed interim security (Interim Security) comprising R$1.3 billion (approximately US$335 million) in insurance bonds, R$100 million (approximately US$25 million) in liquid assets, a charge of R$800 million (approximately US$210 million) over Samarco’s assets, and R$200 million (approximately US$50 million) to be allocated within the next four years through existing Framework Agreement programs in the Municipalities of Barra Longa, Rio Doce, Santa Cruz do Escalvado and Ponte Nova.

On 24 January 2017, Samarco, Vale and BHP Billiton Brasil provided the Interim Security to the Court which was to remain in place until the earlier of 30 June 2017 and the date that a final settlement arrangement was agreed between the Federal Prosecutors, and Samarco, Vale and BHP Billiton Brasil. Following a series of extensions, on 25 June 2018, the parties reached an agreement in the form of the Governance Agreement (summarised below).

Governance Agreement

On 25 June 2018 Samarco, Vale, BHP Billiton Brasil, the other parties to the Framework Agreement, the Public Prosecutors Office and the Public Defence Office agreed an arrangement which settles the R$20 billion (approximately US$5.2 billion) public civil claim, enhances community participation in decisions related to Programs under the Framework Agreement and establishes a process to renegotiate the Programs over two years to progress settlement of the R$155 billion (approximately US$40 billion) Federal Public Prosecution Office claim (Governance Agreement).

Renegotiation of the Programs will be based on certain agreed principles such as full reparation consistent with Brazilian law, the requirement for a technical basis for any proposed changes, consideration of findings from experts appointed by Samarco, Vale and BHP Billiton Brasil, consideration of findings from experts appointed by Prosecutors and consideration of feedback from impacted communities. During the renegotiation period and up until revisions to the Programs are agreed, the Fundação Renova will continue to implement the Programs in accordance with the terms of the Framework Agreement and the Governance Agreement.

The Governance Agreement was ratified by the 12th Federal Court of Minas Gerais on 8 August 2018 settling the R$20 billion (approximately US$5.2 billion) public civil claim and suspending the R$155 billion (approximately US$40 billion) Federal Public Prosecution Office claim for a period of two years from the date of ratification.

Interim Security provided under the Preliminary Agreement is maintained for a period of 30 months under the Governance Agreement, after which Samarco, Vale and BHP Billiton Brasil will be required to provide security of an amount equal to the Fundação Renova’s annual budget up to a limit of R$2.2 billion (approximately US$570 million).

Other

As at 30 June 2018, Samarco has recognised provisions of US$0.2 billion (30 June 2017: US$0.3 billion), in addition to its obligations under the Framework Agreement, based on currently available information. The magnitude, scope and timing of these additional costs are subject to a high degree of uncertainty and Samarco has indicated that it anticipates that it will incur future costs beyond those provided. These uncertainties are likely to continue for a significant period and changes to key assumptions could result in a material change to the amount of the provision in future reporting periods. Any such unrecognised obligations are therefore contingent liabilities and, at present, it is not practicable to estimate their magnitude or possible timing of payment. Accordingly, it is also not possible to provide a range of possible outcomes or a reliable estimate of total potential future exposures at this time.

Legal

The following matters are disclosed as contingent liabilities and given the status of proceedings it is not possible to provide a range of possible outcomes or a reliable estimate of potential future exposures for Samarco, unless otherwise stated. Ultimately, all the legal matters disclosed as contingent liabilities could have a material adverse impact on Samarco’s business, competitive position, cash flows, prospects, liquidity and shareholder returns.

Public civil claim

Among the claims brought against Samarco, was a public civil claim commenced by the Federal Government of Brazil, states of Espírito Santo, Minas Gerais and other public authorities on 30 November 2015, seeking the establishment of a fund of up to R$20 billion (approximately US$5.2 billion) in aggregate for clean-up costs and damages.

Ratification of the Governance Agreement on 8 August 2018 settled this public civil claim, including a R$1.2 billion (approximately US$310 million) injunction order.

Federal Public Prosecution Office claim

Samarco is among the defendants named in a claim brought by the Federal Public Prosecution Office on 3 May 2016, seeking R$155 billion (approximately US$40 billion) for reparation, compensation and moral damages in relation to the Samarco dam failure.

The 12th Federal Court previously suspended the Federal Public Prosecution Office claim, including a R$7.7 billion (approximately US$2 billion) injunction request. Suspension of the claim continues for a period of two years from the date of ratification of the Governance Agreement on 8 August 2018.

United Stated class action complaint – Samarco bond holders

On 14 November 2016, a putative class action complaint (Complaint) was filed in the U.S. District Court for the Southern District of New York on behalf of all purchasers of Samarco’s ten-year bond notes (Plaintiff) due 2022–2024 between 31 October 2012 and 30 November 2015 against Samarco and the former chief executive officer of Samarco (Defendants).

The Complaint was subsequently amended to include BHP Billiton Limited, BHP Billiton Plc, BHP Billiton Brasil Ltda and Vale S.A. and officers of Samarco, including four of Vale S.A. and BHP Billiton Brasil Ltda’s nominees to the Samarco Board (Defendants). On 5 April 2017, the Plaintiff dismissed the claims against the individuals. The remaining corporate defendants filed a joint motion to dismiss the Plaintiff’s Complaint on 26 June 2017.

On 7 March 2018, the District Court granted the Defendants’ motion to dismiss the Complaint, however, the District Court granted the Plaintiff leave to file a second amended Complaint, which it did on 21 March 2018. On 21 May 2018, the Defendants moved to dismiss the Complaint. The Defendants’ motion is pending before the District Court.

Criminal charges

The Federal Prosecutors’ Office has filed criminal charges against Samarco, Vale and BHP Billiton Brasil and certain employees and former employees of Samarco (Affected Individuals) in the Federal Court of Ponte Nova, Minas Gerais. On 2 March 2017, Samarco filed its preliminary defences. Samarco rejects outright the charges against the company and the Affected Individuals and will defend the charges.

Other claims

The civil public actions filed by State Prosecutors in Minas Gerais (claiming damages of approximately R$7.5 billion, US$2 billion), State Prosecutors in Espírito Santo (claiming damages of approximately R$2 billion, US$520 million), and public defenders in Minas Gerais (claiming damages of approximately R$10 billion, US$2.6 billion), have been consolidated before the 12th Federal Court and suspended. The Governance Agreement provides for a process to review whether these civil public claims should be terminated or suspended.

Samarco is among the companies named as defendants in a number of legal proceedings initiated by individuals, non-governmental organisations (NGOs), corporations and governmental entities in Brazilian Federal and State courts following the Samarco dam failure. The lawsuits include claims for compensation, environmental rehabilitation and violations of Brazilian environmental and other laws, among other matters. The lawsuits seek various remedies including rehabilitation costs, compensation to injured individuals and families of the deceased, recovery of personal and property losses, moral damages and injunctive relief. In addition, government inquiries and investigations relating to the Samarco dam failure have been commenced by numerous agencies of the Brazilian government and are ongoing.

Additional lawsuits and government investigations relating to the Samarco dam failure could be brought against Samarco.

Samarco insurance

Samarco has standalone insurance policies in place with Brazilian and global insurers. Samarco has notified insurers, including those covering Samarco’s property, project and liability risks. Insurers’ loss adjusters or claims representatives continue to investigate and assist with the claims process. An insurance receivable has not been recognised by Samarco for any recoveries under insurance arrangements at 30 June 2018.

Samarco commitments

At 30 June 2018, Samarco has commitments of US$1.1 billion (30 June 2017: US$1.5 billion). Following the dam failure Samarco invoked force majeure clauses in a number of long-term contracts with suppliers and service providers to suspend contractual obligations.

Samarco non-dam failure related contingent liabilities

The following non-dam failure related contingent liabilities pre-date and are unrelated to the Samarco dam failure. Samarco is currently contesting both of these matters in the Brazilian courts. Given the status of these tax matters, the timing of resolution and potential economic outflow for Samarco is uncertain.

Brazilian Social Contribution Levy

Samarco has received tax assessments for the alleged non-payment of Brazilian Social Contribution Levy for the calendar years 2007–2014 totalling approximately R$5.4 billion (approximately US$1.4 billion).

Brazilian corporate income tax rate

Samarco has received tax assessments for alleged incorrect calculation of Corporate Income Tax (IRPJ) in respect of the 2000–2003 and 2007–2014 income years totalling approximately R$4.2  billion (approximately US$1.1 billion).

Closure and rehabilitation provisions [Member]
Provisions

13    Closure and rehabilitation provisions

	2018	2017
	US$M	US$M
At the beginning of the financial year	6,738	6,502
Capitalised amounts for operating sites:
Change in estimate	35	71
Exchange translation	(122)	99
Adjustments charged/(credited) to the income statement:
Increases to existing and new provisions	132	127
Exchange translation	(11)	9
Released during the year	(165)	(120)
Other adjustments to the provision:
Amortisation of discounting impacting net finance costs	352	330
Expenditure on closure and rehabilitation activities	(178)	(132)
Exchange variations impacting foreign currency translation reserve	–	(1)
Divestment and demerger of subsidiaries and operations	–	(146)
Transferred to liabilities held for sale	(450)	–
Other movements	(1)	(1)

At the end of the financial year	6,330	6,738

Comprising:
Current	274	255
Non-current	6,056	6,483

Operating sites	5,120	5,462
Closed sites	1,210	1,276

The Group is required to rehabilitate sites and associated facilities at the end of, or in some cases, during the course of production, to a condition acceptable to the relevant authorities, as specified in licence requirements and the Group’s environmental performance requirements as set out withinOur Charter.

The key components of closure and rehabilitation activities are:

•	the removal of all unwanted infrastructure associated with an operation;

•	the return of disturbed areas to a safe, stable, productive and self-sustaining condition, consistent with the agreed end land use.

Recognition and measurement

Provisions for closure and rehabilitation are recognised by the Group when:

•	it has a present legal or constructive obligation as a result of past events;

•	it is more likely than not that an outflow of resources will be required to settle the obligation;

•	the amount can be reliably estimated.

Initial recognition	Subsequent remeasurement

Closure and rehabilitation provisions are initially recognised when an environmental disturbance first occurs. The individual site provisions are an estimate of the expected value of future cash flows required to rehabilitate the relevant site using current restoration standards and techniques and taking into account risks and uncertainties. Individual site provisions are discounted to their present value using country specific discount rates aligned to the estimated timing of cash outflows.

When provisions for closure and rehabilitation are initially recognised, the corresponding cost is capitalised as an asset, representing part of the cost of acquiring the future economic benefits of the operation.

The closure and rehabilitation asset, recognised within property, plant and equipment, is depreciated over the life of the operations. The value of the provision is progressively increased over time as the effect of discounting unwinds, resulting in an expense recognised in net finance costs.

The closure and rehabilitation liability is reviewed at each reporting date to assess if the estimate continues to reflect the best estimate of the obligation. If necessary, the provision is remeasured to account for factors, including:

•   revisions to estimated reserves, resources and lives of operations;

•   developments in technology;

•   regulatory requirements and environmental management strategies;

•   changes in the estimated extent and costs of anticipated activities, including the effects of inflation and movements in foreign exchange rates;

•   movements in interest rates affecting the discount rate applied.

Changes to the closure and rehabilitation estimate are added to, or deducted from, the related asset and amortised on a prospective basis accordingly over the remaining life of the operation, generally applying the units of production method.

Costs arising from unforeseen circumstances, such as the contamination caused by unplanned discharges, are recognised as an expense and liability when the event gives rise to an obligation that is probable and capable of reliable estimation.

Closed sites

Where future economic benefits are no longer expected to be derived through operation, changes to the associated closure and remediation costs are (credited)/charged to the income statement in the period identified. This amounted to a credit of US$(21) million in the year ended 30 June 2018 (2017: charge of US$33 million; 2016: charge of US$18 million).

Key judgements and estimates

The recognition and measurement of closure and rehabilitation provisions requires the use of significant judgements and estimates, including, but not limited to:

•	the extent (due to legal or constructive obligations) of potential activities required for the removal of infrastructure and rehabilitation activities;

•	costs associated with future rehabilitation activities;

•	applicable real discount rates;

•	the timing of cash flows and ultimate closure of operations.

Rehabilitation activities are generally undertaken at the end of the production life at the individual sites. Remaining production lives range from2-127 years with an average for all sites, weighted by current closure provision, of approximately 29 years. A 0.5 per cent decrease in the real discount rates applied at 30 June 2018 would result in an increase to the closure and rehabilitation provision of US$604 million, an increase in property, plant and equipment of US$524 million in relation to operating sites and an income statement charge of US$80 million in respect of closed sites. In addition, the change would result in an increase of approximately US$46 million to depreciation expense and an immaterial reduction in net finance costs for the year ending 30 June 2019.

Estimates can also be impacted by the emergence of new restoration techniques and experience at other operations. These uncertainties may result in future actual expenditure differing from the amounts currently provided for in the balance sheet.

Provision for dividends and other liabilities [Member]
Provisions

17    Provisions for dividends and other liabilities

The disclosure below excludes closure and rehabilitation provisions (refer to note 13 ‘Closure and rehabilitation provisions’), employee benefits, restructuring and post-retirement employee benefits provisions (refer to note 23 ‘Employee benefits, restructuring and post-retirement employee benefits provisions’) and the Samarco dam failure provision (refer to note 3 ‘Significant events – Samarco dam failure’).

	2018	2017
	US$M	US$M
Movement in provision for dividends and other liabilities
At the beginning of the financial year	984	930
Dividends determined	5,221	2,871
Charge/(credit) for the year:
Underlying	337	316
Discounting	4	5
Exchange variations	3	53
Released during the year	(78)	(122)
Utilisation	(150)	(223)
Dividends paid	(5,325)	(2,921)
Transferred to liabilities held for sale	(39)	–
Transfers and other movements	(13)	75

At the end of the financial year (1)	944	984

Comprising:
Current	290	332
Non-current	654	652

(1)	Includes unpaid dividend determined to non-controlling interest of US$nil (2017: US$105 million).

Employee benefits, restructuring and post-retirement employee benefits provisions [Member]
Provisions

23    Employee benefits, restructuring and post-retirement employee benefits provisions

	2018	2017
	US$M	US$M
Employee benefits (1)	1,232	1,177
Restructuring (2)	8	10
Post-retirement employee benefits	449	438

Total provisions	1,689	1,625

Comprising:
Current	1,148	1,062
Non-current	541	563

2018	Employee benefits	Restructuring	Post- retirement employee benefits (3)	Total
	US$M	US$M	US$M	US$M
At the beginning of the financial year	1,177	10	438	1,625
Charge/(credit) for the year:
Underlying	1,073	6	22	1,101
Discounting	–	–	34	34
Net interest expense	–	–	(15)	(15)
Exchange variations	(29)	–	5	(24)
Released during the year	(31)	(1)	–	(32)
Remeasurement gains taken to retained earnings	–	–	(1)	(1)
Utilisation	(958)	(7)	(34)	(999)

At the end of the financial year	1,232	8	449	1,689

(1)	The expenditure associated with total employee benefits will occur in a pattern consistent with when employees choose to exercise their entitlement to benefits.

(2)	Total restructuring provisions include provisions for terminations and office closures.

(3)	Refer to note 24 ‘Pension and other post-retirement obligations’.

Recognition and measurement

Provisions are recognised by the Group when:

•	there is a present legal or constructive obligation as a result of past events;

•	it is more likely than not that a permanent outflow of resources will be required to settle the obligation;

•	the amount can be reliably estimated and measured at the present value of management’s best estimate of the cash outflow required to settle the obligation at reporting date.

Provision	Description
Employee benefits

Liabilities for annual leave and any accumulating sick leave accrued up until the reporting date that are expected to be settled within 12 months are measured at the amounts expected to be paid when the liabilities are settled.

Liabilities for long service leave are measured as the present value of estimated future payments for the services provided by employees up to the reporting date and disclosed within employee benefits.

Liabilities that are not expected to be settled within 12 months are discounted at the reporting date using market yields of high-quality corporate bonds or government bonds for countries where there is no deep market for corporate bonds. The rates used reflect the terms to maturity and currency that match, as closely as possible, the estimated future cash outflows.

In relation to industry-based long service leave funds, the Group’s liability, including obligations for funding shortfalls, is determined after deducting the fair value of dedicated assets of such funds.

Liabilities for unpaid wages and salaries are recognised in other creditors.

Restructuring

Restructuring provisions are recognised when:

•   the Group has a detailed formal plan identifying the business or part of the business concerned, the location and approximate number of employees affected, a detailed estimate of the associated costs, and an appropriate timeline;

•   the restructuring has either commenced or been publicly announced and can no longer be withdrawn.

Payments falling due greater than 12 months after the reporting date are discounted to present value.